UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6332

Oppenheimer Rochester Portfolio Series

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—103.9%
New York—77.3%
$40,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900%	07/01/2021	10/29/2017	A	$40,010
1,500,000	Albany, NY Capital Resource Corp. (Albany Law School)[1]	5.000	07/01/2029	07/01/2027	A	1,742,415
1,520,000	Albany, NY Capital Resource Corp. (Albany Law School)[1]	5.000	07/01/2031	07/01/2027	A	1,742,148
475,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625	07/01/2031	07/01/2021	A	509,513
400,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2024	05/01/2024		474,912
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2025	05/01/2025		360,588
300,000	Albany, NY Capital Resource Corp. (Empire Commons Student Hsg.)[1]	5.000	05/01/2026	05/01/2026		364,197
200,000	Albany, NY Capital Resource Corp. (St. Peter’s Hospital)[1]	6.000	11/15/2025	11/15/2020	A	229,996
475,000	Albany, NY IDA (Brighter Choice Charter School for Girls)	4.500	04/01/2018	10/29/2017	A	475,070
160,000	Albany, NY IDA (H. Johnson Office Park)[1]	5.750	03/01/2018	03/01/2018		160,902
3,000,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.750	11/15/2022	11/15/2017	A	3,019,110
110,000	Brookhaven, NY IDA (Enecon Corp.)[1,2]	5.800	11/01/2018	05/07/2018	B	110,211
500,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2027	11/01/2026	A	590,930
1,000,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2028	11/01/2026	A	1,174,460
1,000,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2029	11/01/2026	A	1,167,400
650,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2030	11/01/2026	A	754,806
650,000	Brookhaven, NY Local Devel. Corp. (Jefferson’s Ferry)[1]	5.250	11/01/2031	11/01/2026	A	751,575
940,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		974,385
460,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2018	07/15/2018		477,719
970,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		1,047,037
385,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	5.750	07/15/2019	07/15/2019		417,640
1,750,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	4.000	07/15/2029	01/15/2027	A	1,920,432
1,350,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.750	10/01/2026	04/01/2021	A	1,542,240

1  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$60,000	Buffalo, NY Fiscal Stability Authority[1]	4.500%	09/01/2019	10/29/2017	A	$60,172
1,140,000	Build NYC Resource Corp. (Manhattan College)[1]	5.000	08/01/2030	08/01/2027	A	1,352,279
725,000	Build NYC Resource Corp. (Pratt Paper)[1]	3.750	01/01/2020	01/07/2019	B	740,921
2,000,000	Build NYC Resource Corp. (Royal Charter Properties & Presbyterian Hospital)[1]	4.750	12/15/2026	12/15/2022	A	2,228,280
1,395,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2024	07/01/2022	A	1,623,152
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2025	07/01/2022	A	1,972,821
1,650,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2026	07/01/2022	A	1,897,714
1,705,000	Build NYC Resource Corp. (Wagner College)[1]	5.000	07/01/2028	07/01/2022	A	1,947,962
600,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2021	08/01/2021		680,358
500,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2022	08/01/2022		579,500
1,000,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000	08/01/2032	08/01/2022	A	1,099,830
285,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2018	05/01/2018		290,626
295,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2019	05/01/2019		310,210
315,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2020	05/01/2020		340,354
330,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2021	05/01/2021		364,680
345,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2022	05/01/2022		388,498
365,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2023	05/01/2023		416,410
380,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2024	05/01/2024		439,546
400,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2025	05/01/2025		464,744
415,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2026	05/01/2026		484,500

2  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$445,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000%	05/01/2027	05/01/2026	A	$516,698
465,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2028	05/01/2026	A	536,345
485,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)[1]	5.000	05/01/2029	05/01/2026	A	555,592
20,000	Corning, NY GO1	4.000	12/01/2020	12/01/2017	A	20,107
10,000	Deerfield, NY GO1	5.500	06/15/2018	12/15/2017	A	10,067
15,000	Deerfield, NY GO1	5.500	06/15/2019	12/15/2017	A	15,096
15,000	Deerfield, NY GO1	5.500	06/15/2020	12/15/2017	A	15,093
2,810,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)[1,2]	6.000	10/01/2030	06/14/2020	A	2,892,249
8,600,000	Dutchess County, NY Local Devel. Corp. (HQS/PHCtr/NDH/VBHosp Obligated Group)[1]	5.000	07/01/2030	07/01/2026	A	10,048,929
990,000	East Rochester, NY Hsg. Authority (Perinton-Fairport)[1]	4.800	08/01/2019	10/29/2017	A	992,821
495,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500	08/01/2033	08/01/2018	A	496,247
85,000	East Syracuse, NY Hsg. Authority (Bennett Manor Associates)[1,2]	6.700	04/01/2021	10/26/2017	A	85,311
2,595,000	Erie County, NY IDA (Buffalo City School District)[1]	5.750	05/01/2029	05/01/2018	A	2,669,762
600,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2023	04/01/2022	A	691,452
525,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2024	04/01/2022	A	604,642
500,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2025	04/01/2022	A	572,920
700,000	Erie County, NY Public Improvement District[1]	5.000	04/01/2026	04/01/2022	A	799,302
29,615,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2031	10/29/2017	A	29,742,344
195,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2018	06/01/2018		199,222
205,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2019	06/01/2019		215,180
125,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2020	12/08/2019	B	134,255
215,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		231,209

3  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$220,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000%	06/01/2021	06/01/2021		$ 241,270
145,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	12/07/2021	B	160,663
235,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2022	06/01/2022		260,932
250,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2023	06/01/2023		280,897
255,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	06/01/2024		288,420
155,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	12/07/2023	B	174,311
270,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2025	06/01/2025		306,607
175,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2026	12/06/2025	B	197,260
100,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2027	06/01/2027		113,062
100,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2028	06/01/2027	A	111,858
320,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2031	06/01/2027	A	351,638
255,000	Essex County, NY Capital Resource Corp. (North Country Community College Foundation)[1]	5.000	06/01/2035	06/01/2027	A	275,061
145,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2018	06/01/2018		148,287
155,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2019	06/01/2019		163,227
160,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2020	06/01/2020		172,917
170,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2021	06/01/2021		187,828

4  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$180,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000%	06/01/2022	06/01/2022		$ 202,514
185,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2023	06/01/2023		211,311
195,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2024	06/01/2024		225,765
205,000	Franklin County, NY Civic Devel. Corp. (North Country Community College Foundation)[1]	5.000	06/01/2025	06/01/2025		238,296
270,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2023	06/01/2023		296,843
285,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2024	06/01/2024		315,786
835,000	Franklin County, NY Solid Waste Management Authority[1]	5.000	06/01/2027	06/01/2022	A	917,080
500,000	Geneva, NY Devel. Corp. (Hobart & William Smith Colleges)[1]	5.000	09/01/2025	09/01/2022	A	578,100
10,000	Glen Falls, NY GO1	5.250	04/01/2018	04/01/2018		10,162
285,000	Gloversville, NY GO1	5.800	03/15/2018	03/15/2018		291,518
200,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2029	07/01/2027	A	236,018
170,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2030	07/01/2027	A	199,825
150,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2031	07/01/2027	A	175,065
275,000	Hempstead, NY Local Devel. Corp. (Molloy College)[1]	5.000	07/01/2032	07/01/2027	A	319,187
20,000	Hudson Falls, NY Central School District[1]	4.750	06/15/2019	06/15/2019		21,022
10,000,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2032	02/15/2027	A	11,967,200
19,945,000	L.I., NY Power Authority, Series A1	5.000	09/01/2026	09/01/2022	A	22,958,490
250,000	L.I., NY Power Authority, Series A1	5.500	04/01/2024	04/01/2019	A	266,962
1,700,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	04/01/2019	A	1,803,156
10,000,000	L.I., NY Power Authority, Series B1	5.000	09/01/2027	09/01/2022	A	11,456,700
14,825,000	L.I., NY Power Authority, Series B1	5.000	09/01/2029	09/01/2022	A	16,862,400
6,635,000	L.I., NY Power Authority, Series B1	5.000	09/01/2034	09/01/2026	A	7,774,561
70,000	Livonia, NY GO1	5.000	06/15/2020	10/29/2017	A	70,178
75,000	Livonia, NY GO1	5.000	06/15/2021	10/29/2017	A	75,181
80,000	Livonia, NY GO1	5.000	06/15/2022	10/29/2017	A	80,178
85,000	Livonia, NY GO1	5.000	06/15/2023	10/29/2017	A	85,179
90,000	Livonia, NY GO1	5.000	06/15/2024	10/29/2017	A	90,180
75,000	Livonia, NY GO1	5.000	06/15/2025	10/29/2017	A	75,141
375,000	Lockport City, NY GO1	5.000	10/15/2017	10/15/2017		375,457
395,000	Lockport City, NY GO1	5.000	10/15/2018	10/15/2018		406,218
415,000	Lockport City, NY GO1	5.000	10/15/2019	10/15/2019		438,613

5  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)	4.000%	01/01/2018	10/29/2017	A	$ 20,036
400,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2026	12/01/2022	A	452,108
345,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2027	12/01/2022	A	387,987
660,000	Monroe County, NY IDA (Rochester General Hospital)[1]	5.000	12/01/2028	12/01/2022	A	739,424
190,000	Monroe County, NY IDA (Southview Towers)[1]	6.125	02/01/2020	10/29/2017	A	190,693
350,000	Monroe County, NY Industrial Devel. Corp. (Highland Hospital of Rochester)[1]	5.000	07/01/2026	07/01/2025	A	417,455
200,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000	10/01/2026	10/01/2021	A	219,626
615,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000	06/01/2023	06/01/2022	A	705,602
4,760,000	Nassau County, NY GO1	5.000	04/01/2027	04/01/2024	A	5,593,809
3,160,000	Nassau County, NY GO1	5.000	04/01/2029	04/01/2026	A	3,765,962
2,100,000	Nassau County, NY GO1	5.000	01/01/2032	01/01/2026	A	2,443,392
300,000	Nassau County, NY IDA (ACDS)[1]	5.950	11/01/2022	06/05/2019	A	300,345
190,000	Nassau County, NY IDA (ACDS)[1]	6.000	12/01/2019	12/01/2017	A	190,032
1,300,000	Nassau County, NY IDA (CSMR)[1]	5.950	11/01/2022	06/07/2019	A	1,301,495
200,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950	11/01/2022	06/09/2019	A	200,230
25,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.000	11/01/2017	11/01/2017		25,006
200,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950	11/01/2022	06/06/2019	A	200,230
500,000	Nassau County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2021	03/01/2020	A	546,650
500,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150	11/01/2022	06/08/2019	A	502,690
155,000	Nassau County, NY IDA (WORCA)[1]	6.000	12/01/2019	12/01/2017	A	155,042
25,000	Nassau County, NY IDA, Series C1	6.000	12/01/2019	12/01/2017	A	25,007
5,690,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)[1]	5.000	07/01/2027	07/01/2022	A	6,370,012
4,500,000	Nassau County, NY Local Economic Assistance Corp. (Winthrop University Hospital)[1]	5.000	07/01/2027	07/01/2022	A	5,027,040
1,100,000	New Rochelle, NY Corp. Devel. (Iona College)[1]	5.000	07/01/2029	07/01/2025	A	1,245,486
6,000,000	New Rochelle, NY IDA (College of New Rochelle)	5.250	07/01/2027	04/07/2024	B	4,800,120

6  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$1,580,000	New Rochelle, NY IDA (College of New Rochelle)	5.500%		07/01/2019	01/05/2019	B	$ 1,264,032
385,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)	5.650		08/01/2020	10/29/2017	A	386,448
2,535,000	Newburgh, NY IDA (Bourne & Kenney Redevel. Company)[1]	5.750		02/01/2032	10/29/2017	A	2,543,898
100,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	10/29/2017	A	100,174
2,705,000	Niagara County, NY Tobacco Asset Securitization Corp. (TASC)[1]	4.000		05/15/2029	10/29/2017	A	2,724,016
750,000	Niagara Falls, NY GO1	5.000		05/15/2028	05/15/2026	A	879,293
850,000	Niagara Falls, NY GO1	5.000		05/15/2029	05/15/2026	A	989,443
320,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2026	05/01/2022	A	356,339
125,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	2.470	[3]	04/01/2024	11/02/2017	A	119,375
1,525,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	2.470	[3]	04/01/2024	10/04/2017	A	1,448,750
605,000	North Babylon, NY Volunteer Fire Company[1]	5.750		08/01/2022	10/29/2017	A	606,434
3,105,000	NY Counties Tobacco Trust I1	6.300		06/01/2019	12/07/2018	B	3,094,412
3,610,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	10/29/2017	A	3,679,673
3,295,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	06/17/2026	B	3,286,664
105,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	10/29/2017	A	107,026
135,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	10/29/2017	A	135,212
1,450,000	NY Counties Tobacco Trust III (TASC)[1]	6.000		06/01/2043	10/29/2017	A	1,477,985
15,000	NY Counties Tobacco Trust IV1	4.250		06/01/2021	06/01/2018	B	14,963
3,990,000	NY Counties Tobacco Trust IV (TASC)[1]	4.750		06/01/2026	04/13/2021	B	3,953,412
600,000	NY Counties Tobacco Trust VI1	5.625		06/01/2035	11/21/2023	B	667,464
2,095,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	12/07/2031	B	2,348,746
10,510,000	NY Counties Tobacco Trust VI1	6.000		06/01/2043	11/02/2026	B	11,653,278
40,000	NY Counties Tobacco Trust VI1	6.250		06/01/2025	02/18/2021	B	43,437
830,000	NY Counties Tobacco Trust VI1	6.450		06/01/2040	07/06/2031	B	967,747
8,040,000	NY Counties Tobacco Trust VI1	6.750		06/01/2035	05/24/2026	B	9,285,316
6,185,000	NY MTA (Green Bond)[1]	5.000		11/15/2033	11/15/2026	A	7,428,618
14,000,000	NY MTA, Series C1	5.000		11/15/2028	11/15/2022	A	16,199,820
10,000,000	NY MTA, Series C1	5.000		11/15/2029	11/15/2022	A	11,560,600
5,000,000	NY MTA, Series C1	5.000		11/15/2030	11/15/2022	A	5,769,700
60,000	NY MTA, Series C1	6.250		11/15/2023	11/15/2018	A	63,577
240,000	NY MTA, Series C1	6.250		11/15/2023	11/15/2018	A	254,527
3,450,000	NY MTA, Series D1	5.000		11/15/2024	11/15/2017	A	3,468,733
4,000,000	NY MTA, Series D1	5.000		11/01/2025	11/01/2022	A	4,650,680
23,000,000	NY MTA, Series D1	5.000		11/15/2027	11/15/2019	A	24,824,820

7  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,000,000	NY MTA, Series D1	5.000%	11/15/2029	11/15/2022	A	$ 23,078,800
5,000,000	NY MTA, Series D1	5.000	11/15/2031	11/15/2021	A	5,683,350
11,800,000	NY MTA, Series D-1[1]	5.000	11/01/2026	11/01/2022	A	13,694,490
5,075,000	NY MTA, Series D-1[1]	5.000	11/01/2028	11/01/2022	A	5,868,324
160,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2021	11/15/2018	A	167,224
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2028	11/15/2022	A	5,862,600
2,540,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A	2,974,086
4,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2029	11/15/2022	A	4,683,600
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2030	11/15/2022	A	1,759,995
10,195,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2031	05/15/2027	A	12,412,311
385,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	A	402,799
615,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2033	11/15/2018	A	643,616
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2030	06/01/2027	A	5,835,800
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2031	06/01/2027	A	5,797,500
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2032	06/01/2027	A	5,763,600
5,000,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2033	06/01/2027	A	5,685,400
3,130,000	NY TSASC, Inc. (TFABs)[1]	5.000	06/01/2045	06/01/2027	A	3,281,492
90,000	NY Valley Health Devel. Corp.[1]	6.750	05/20/2022	10/29/2017	A	90,429
5,000	NYC GO1	5.000	06/01/2023	10/29/2017	A	5,017
8,065,000	NYC GO1	5.000	08/01/2023	08/01/2019	A	8,643,422
22,970,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	27,043,040
18,760,000	NYC GO4	5.000	08/01/2026	02/01/2023	A	22,086,523
26,090,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	30,595,743
28,685,000	NYC GO4	5.000	08/01/2027	02/01/2023	A	33,638,759
19,505,000	NYC GO1	5.000	08/01/2028	08/01/2019	A	20,881,663
2,000,000	NYC GO1	5.000	08/01/2029	08/01/2022	A	2,316,060
7,820,000	NYC GO1	5.000	10/01/2031	10/01/2022	A	9,087,935
5,000	NYC GO1	5.125	08/01/2022	10/29/2017	A	5,017
2,560,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	2,578,662
3,940,000	NYC GO1	5.125	12/01/2024	12/01/2017	A	3,969,550
940,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	998,562
23,950,000	NYC GO1	5.250	04/01/2028	04/01/2019	A	25,472,741
5,000	NYC GO1	5.500	02/15/2026	10/29/2017	A	5,019
10,000	NYC GO1	5.500	02/15/2026	10/29/2017	A	10,037
5,000	NYC GO1	5.500	06/01/2028	10/29/2017	A	5,019
10,000	NYC GO	5.500	11/15/2037	10/29/2017	A	10,038
5,000	NYC GO1	5.750	08/01/2018	10/29/2017	A	5,020
50,000	NYC GO	5.875	06/01/2019	10/29/2017	A	50,205
55,000	NYC GO	5.875	08/01/2019	10/29/2017	A	55,225
5,000	NYC GO	6.000	02/15/2024	10/29/2017	A	5,021
45,000	NYC GO1	7.750	08/15/2027	02/15/2018	A	46,131

8  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$4,725,000	NYC HDC (Multifamily Hsg.)[1]	4.750%	11/01/2030	05/01/2020	A	$ 5,048,284
1,850,000	NYC HDC (Multifamily Hsg.)[1]	4.750	11/01/2030	05/01/2020	A	1,928,995
1,500,000	NYC HDC (Multifamily Hsg.)[1]	5.000	11/01/2030	05/01/2018	A	1,511,280
30,000	NYC HDC (Multifamily Hsg.)[1]	5.100	11/01/2018	05/01/2018	A	30,516
260,000	NYC HDC (Multifamily Hsg.)[1]	5.200	11/01/2035	05/01/2018	A	261,729
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	05/01/2018	A	4,839,214
800,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2034	05/01/2019	A	834,592
200,000	NYC HDC (Multifamily Hsg.)[1]	6.250	11/01/2023	11/01/2018	A	210,420
35,000	NYC HDC (Multifamily Hsg.), Series E1	6.250	05/01/2036	10/29/2017	A	35,071
37,400,000	NYC Health & Hospital Corp. (Health System)[1]	5.000	02/15/2030	02/15/2020	A	40,013,512
100,000	NYC Health & Hospital Corp. (Health System)[1]	5.500	02/15/2021	02/15/2018	A	101,698
100,000	NYC IDA (Center for Family Support)[1]	5.800	07/01/2023	10/05/2021	B	98,842
330,000	NYC IDA (Comprehensive Care Management)[1]	5.750	08/01/2018	11/01/2017	A	330,868
640,000	NYC IDA (Comprehensive Care Management)[1]	5.750	11/01/2018	11/01/2017	A	641,696
665,000	NYC IDA (Comprehensive Care Management)[1]	5.750	05/01/2019	10/29/2017	A	666,583
200,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	10/29/2017	A	200,086
100,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	11/01/2017	A	102,733
495,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	5.375	11/01/2018	11/01/2017	A	508,528
4,060,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2025	10/29/2017	A	4,073,885
5,865,000	NYC IDA (Montefiore Medical Center Corp.)[1]	5.125	11/01/2035	10/29/2017	A	5,884,413
75,000	NYC IDA (Polytechnic University)[1]	4.550	11/01/2018	11/01/2017	A	75,249
30,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2031	10/29/2017	A	30,069
200,000	NYC IDA (Queens Baseball Stadium)[1]	6.125	01/01/2029	01/01/2019	A	212,520
1,555,000	NYC IDA (Rosco, Inc.)[1]	5.625	06/01/2022	07/15/2020	B	1,591,278
500,000	NYC IDA	5.000	07/01/2020	07/01/2020		537,775
250,000	NYC IDA	5.000	07/01/2021	07/01/2021		274,523
750,000	NYC IDA (Yankee Stadium)[1,5]	2.488	03/01/2019	03/01/2019		753,232
3,000,000	NYC IDA (Yankee Stadium)[1,5]	2.518	03/01/2020	03/01/2020		3,020,850
8,655,000	NYC IDA (Yankee Stadium)[1,5]	2.568	03/01/2022	03/01/2022		8,661,058
6,550,000	NYC IDA (Yankee Stadium)[1,5]	2.578	03/01/2023	03/01/2023		6,531,201
195,000	NYC IDA (Yankee Stadium)[1,5]	2.588	03/01/2024	03/01/2024		193,686
200,000	NYC IDA (Yankee Stadium)[1,5]	2.598	03/01/2025	03/01/2025		197,372
985,000	NYC IDA (Yankee Stadium)[1,5]	2.608	03/01/2026	03/01/2026		964,876
1,000,000	NYC IDA (Yankee Stadium)[1,5]	2.618	03/01/2027	03/01/2027		976,000
15,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	10/29/2017	A	15,036

9  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$725,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.350%	11/01/2017	11/01/2017		$ 725,413
8,915,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12/15/2019	A	9,681,066
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	06/15/2021	A	12,164,550
30,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2030	06/15/2020	A	33,042,900
29,450,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	06/15/2021	A	33,230,202
1,535,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	06/15/2019	A	1,637,553
1,695,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2040	06/15/2019	A	1,824,091
1,245,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	1,289,123
410,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	423,842
370,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	06/15/2018	A	382,876
10,000,000	NYC Transitional Finance Authority[1]	5.000	08/01/2033	08/01/2027	A	12,013,600
150,000	NYC Transitional Finance Authority[1]	5.375	01/15/2030	01/15/2019	A	158,289
1,880,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2027	07/15/2022	A	2,193,415
5,250,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	01/15/2028	01/15/2018	A	5,310,638
9,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2028	07/15/2022	A	10,460,160
10,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2029	07/15/2022	A	11,581,500
11,325,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2030	07/15/2022	A	13,099,854
1,650,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	11/01/2027	11/01/2021	A	1,882,617
4,665,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2028	05/01/2018	A	4,779,013
10,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2032	05/01/2026	A	11,878,900
1,430,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2033	05/01/2026	A	1,689,002
10,500,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2034	02/01/2026	A	12,309,150
9,500,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	02/01/2026	A	11,121,365
3,085,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2037	05/01/2026	A	3,605,008

10  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$3,215,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250%	11/01/2027	11/01/2018	A	$ 3,358,968
6,985,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	11/01/2018	A	7,317,835
1,390,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	02/01/2030	02/01/2021	A	1,571,798
50,000	NYC Trust for Cultural Resources (Lincoln Center for the Performing Arts)[1]	5.250	12/01/2018	12/01/2018		52,562
2,600,000	NYS DA (ALIA-PSCH)[1]	4.800	12/01/2023	04/23/2021	B	2,607,852
1,255,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2025	07/01/2022	A	1,462,464
500,000	NYS DA (Culinary Institute of America)[1]	5.000	07/01/2028	07/01/2022	A	547,590
1,000,000	NYS DA (Health Center/BFCC/ USBFCC Obligated Group)[1]	5.000	11/15/2019	10/29/2017	A	1,003,380
150,000	NYS DA (Icahn School of Medicine at Mount Sinai)[1]	5.000	07/01/2022	07/01/2020	A	165,447
1,110,000	NYS DA (Iona College)[1]	5.000	07/01/2022	07/01/2022		1,248,783
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2023	07/01/2022	A	1,119,990
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2024	07/01/2022	A	1,114,500
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2025	07/01/2022	A	1,103,860
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2026	07/01/2022	A	1,097,050
1,000,000	NYS DA (Iona College)[1]	5.000	07/01/2027	07/01/2022	A	1,093,330
30,000	NYS DA (Jawonio/United Cerebral Palsy Assoc. of NYC Obligated Group)[1]	5.125	07/01/2021	10/29/2017	A	30,071
50,000	NYS DA (Memorial Sloan- Kettering Cancer Center)[1]	5.000	07/01/2026	07/01/2018	A	51,476
430,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2018	10/29/2017	A	431,466
250,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2022	10/29/2017	A	250,835
100,000	NYS DA (Mental Health Services Facilities)[1]	6.250	02/15/2031	08/15/2018	A	104,699
1,105,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2025	07/01/2019	A	1,156,604
840,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2026	07/01/2019	A	877,968
650,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2027	07/01/2019	A	677,261
3,365,000	NYS DA (Montefiore Medical Center)[1]	5.000	08/01/2021	02/01/2018	A	3,408,779
320,000	NYS DA (Municipal Health Facilities)[1]	4.750	01/15/2029	10/29/2017	A	320,982
5,000,000	NYS DA (Municipal Health Facilities)[1]	5.000	01/15/2032	01/15/2018	A	5,055,100

11  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,110,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/Shosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.000%	05/01/2018	05/01/2018		$ 1,136,240
100,000	NYS DA (NHlth/LIJMC/NSUH/ FrankHosp/SIUH/NSUHSFCEC&R/ HHA/Shosp/LHH/GCH/FHH/PlainH/ NHlthcare Obligated Group)[1]	5.500	05/01/2030	05/01/2019	A	107,091
8,475,000	NYS DA (North General Hospital)[1]	5.000	02/15/2025	10/29/2017	A	8,502,205
5,665,000	NYS DA (North General Hospital)[1]	5.750	02/15/2019	10/29/2017	A	5,687,150
3,750,000	NYS DA (North General Hospital)[1]	5.750	02/15/2020	10/29/2017	A	3,922,575
14,170,000	NYS DA (NYU)[1]	5.250	07/01/2027	07/01/2019	A	15,228,074
2,000,000	NYS DA (Orange Regional Medical Center)[1]	4.000	12/01/2020	12/01/2020		2,110,820
1,000,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2022	12/01/2022		1,120,120
2,800,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2023	12/01/2023		3,168,872
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2025	12/01/2025		1,488,318
1,500,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2026	12/01/2026		1,726,920
1,300,000	NYS DA (Orange Regional Medical Center)[1]	5.000	12/01/2027	06/01/2027	A	1,493,076
17,000,000	NYS DA (Personal Income Tax)[1]	5.000	12/15/2029	12/15/2022	A	19,810,950
4,105,000	NYS DA (Sales Tax)[1]	5.000	03/15/2031	09/15/2025	A	4,903,751
9,990,000	NYS DA (Sales Tax)[1]	5.000	03/15/2032	09/15/2026	A	12,055,133
250,000	NYS DA (School District Bond Financing Program), Series C1,2	5.000	10/01/2018	04/04/2018	B	254,948
1,025,000	NYS DA (School District Bond Financing Program), Series C1	5.000	10/01/2026	10/01/2022	A	1,175,511
2,820,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2026	10/01/2022	A	3,258,143
400,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2027	10/01/2022	A	456,272
200,000	NYS DA (School District Bond Financing Program), Series F1	5.000	10/01/2028	10/01/2022	A	230,038
1,690,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2026	10/01/2022	A	1,934,678
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2027	10/01/2022	A	568,300
400,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2028	10/01/2022	A	452,812
500,000	NYS DA (School District Bond Financing Program), Series H1	5.000	10/01/2029	10/01/2022	A	563,485
2,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2024	10/01/2022	A	2,549,664
2,250,000	NYS DA (School District Financing)[1]	5.000	10/01/2025	10/01/2023	A	2,635,403

12  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,675,000	NYS DA (School District Financing)[1]	5.000%	10/01/2025	10/01/2022	A	$ 1,940,035
1,665,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	1,943,771
3,190,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,724,102
2,740,000	NYS DA (School District Financing)[1]	5.000	10/01/2026	10/01/2023	A	3,198,758
2,485,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,881,258
1,885,000	NYS DA (School District Financing)[1]	5.000	10/01/2027	10/01/2023	A	2,192,500
50,000	NYS DA (Special Act School Districts)[1]	5.750	07/01/2019	10/29/2017	A	50,194
2,460,000	NYS DA (Special Surgery Hospital)[1]	6.250	08/15/2034	08/15/2019	A	2,700,563
815,000	NYS DA (St. John’s University)[1]	5.000	07/01/2027	07/01/2022	A	934,153
180,000	NYS DA (St. John’s University)[1]	5.000	07/01/2028	07/01/2022	A	206,140
6,850,000	NYS DA (St. John’s University)[1]	5.000	07/01/2030	07/01/2022	A	7,791,053
1,020,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	08/15/2018	08/15/2018		1,056,108
4,660,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	5,346,698
1,135,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2028	02/15/2022	A	1,312,423
19,280,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2028	03/15/2022	A	22,163,131
2,820,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	08/15/2022	10/29/2017	A	2,833,508
250,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250	02/15/2035	02/15/2019	A	264,573
6,730,000	NYS DA (The New School)[1]	5.000	07/01/2023	04/07/2021	A	7,554,156
1,000,000	NYS DA (The New School)[1]	5.000	07/01/2029	01/01/2027	A	1,202,660
1,500,000	NYS DA (The New School)[1]	5.000	07/01/2030	01/01/2027	A	1,777,455
2,600,000	NYS DA (The New School)[1]	5.000	07/01/2031	01/01/2027	A	3,063,424
2,500,000	NYS DA (The New School)[1]	5.000	07/01/2032	01/01/2027	A	2,927,825
10,000	NYS DA (UCPHCAS/Jawonio/FRC/ CPW/UCPANYS/UCP Obligated Group)[1]	4.250	07/01/2020	10/29/2017	A	10,025
30,000	NYS DA (United Cerebral Palsy Assoc. of NYC)[1]	5.750	07/01/2018	10/29/2017	A	30,086
4,780,000	NYS DA (United Cerebral Palsy Assoc. of NYS)[1]	4.875	09/01/2027	10/25/2023	B	4,809,971
25,000	NYS DA (Upstate Community Colleges)[1]	6.000	07/01/2031	01/01/2019	A	26,588
40,000	NYS DA (White Plains Hospital)[1]	5.375	02/15/2043	10/29/2017	A	40,304
245,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	263,576
40,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	42,985
1,130,000	NYS DA (Yeshiva University)[1]	5.000	09/01/2027	09/01/2019	A	1,151,933

13  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$20,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	4.875%	06/15/2020	10/29/2017	A	$20,791
5,840,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000	06/15/2034	06/15/2026	A	6,951,118
3,250,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2027	11/01/2017	A	3,255,980
380,000	NYS HFA (Division Street)[1]	5.000	02/15/2026	10/29/2017	A	380,665
545,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	10/29/2017	A	545,501
3,000,000	NYS HFA (Horizons at Wawayanda)[1]	5.350	06/01/2025	10/29/2017	A	3,007,740
20,000	NYS HFA (Loewn Devel. of Wappingers Falls)[1]	5.250	08/15/2019	10/29/2017	A	20,295
195,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2022	10/29/2017	A	195,460
1,340,000	NYS HFA (Multifamily Hsg.)[1]	5.300	08/15/2024	10/29/2017	A	1,342,935
300,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	10/29/2017	A	301,842
1,145,000	NYS HFA (Multifamily Hsg.)[1]	5.600	02/15/2026	10/29/2017	A	1,147,393
1,475,000	NYS HFA (Multifamily Hsg.)[1]	5.600	08/15/2033	10/29/2017	A	1,477,227
40,000	NYS HFA (Multifamily Hsg.)[1,2]	6.850	11/01/2019	10/29/2017	A	40,161
1,610,000	NYS HFA (Senior Devel. Hsg.)[1]	5.100	11/15/2023	11/15/2017	A	1,615,377
255,000	NYS HFA (Simeon Dewitt)[2]	8.000	11/01/2018	10/29/2017	A	256,293
25,000	NYS HFA, Series A1,2	6.125	11/01/2020	10/29/2017	A	25,077
5,000,000	NYS Thruway Authority[1]	5.000	01/01/2025	01/01/2018	A	5,049,800
10,000,000	NYS Thruway Authority[1]	5.000	01/01/2027	01/01/2022	A	11,490,900
15,000,000	NYS Thruway Authority[1]	5.000	01/01/2029	01/01/2022	A	17,122,950
100,000	NYS Thruway Authority[1]	5.000	04/01/2029	04/01/2019	A	105,827
20,500,000	NYS Thruway Authority[1]	5.000	01/01/2030	01/01/2022	A	23,355,855
80,000	NYS Thruway Authority Highway & Bridge Trust Fund[1]	5.000	04/01/2021	10/01/2018	A	83,229
1,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2030	07/01/2024	A	1,126,640
4,250,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2034	07/01/2024	A	4,684,095
4,175,000	NYS UDC, Series D1	5.625	01/01/2028	01/01/2019	A	4,412,015
600,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2028	05/01/2027	A	720,384
450,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2029	05/01/2027	A	536,504
835,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2030	05/01/2027	A	991,112
600,000	Onondaga County, NY Trust Cultural Resource Revenue (Abby Lane Hsg. Corp.)[1]	5.000	05/01/2032	05/01/2027	A	703,158
465,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2022	07/01/2022		523,925

14  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$490,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000%	07/01/2023	07/01/2022	A	$548,795
515,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2024	07/01/2022	A	573,968
540,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.000	07/01/2025	07/01/2022	A	596,084
1,000,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)[1]	5.500	12/01/2031	12/01/2021	A	1,148,840
690,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		728,336
460,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2019	07/01/2019		485,558
485,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		525,163
730,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2020	07/01/2020		790,451
765,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		846,733
505,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2021	07/01/2021		558,954
530,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		597,162
805,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000	07/01/2022	07/01/2022		907,010
1,915,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital)[1]	5.375	12/01/2021	10/29/2017	A	1,921,626
650,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2022	10/01/2022		699,049
700,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2023	10/01/2023		754,852
660,000	Otsego County, NY Capital Resource Corp. (Hartwick College)[1]	5.000	10/01/2024	10/01/2024		712,523
4,750,000	Oyster Bay, NY GO	2.500	06/01/2018	06/01/2018		4,769,475
2,000,000	Oyster Bay, NY GO	3.500	02/02/2018	02/02/2018		2,012,240
5,100,000	Oyster Bay, NY GO1	3.500	06/01/2018	06/01/2018		5,153,703
106,875,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	10/29/2017	A	110,348,438
46,510,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	10/29/2017	A	48,021,575
34,845,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900	12/01/2017	10/29/2017	A	35,159,302
39,900,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	10/29/2017	A	41,496,000
2,600,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	10/29/2017	A	2,613,026
9,705,000	Port Authority NY/NJ (KIAC)[1,2]	6.750	10/01/2019	10/21/2017	A	9,865,327

15  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$1,000,000	Port Authority NY/NJ, 151st Series[1]	5.250%	09/15/2023	03/15/2018	A	$1,019,370
2,100,000	Port Authority NY/NJ, 151st Series[1]	6.000	09/15/2028	03/15/2018	A	2,147,985
250,000	Port Authority NY/NJ, 152nd Series[1]	5.000	11/01/2023	05/01/2018	A	255,675
11,070,000	Port Authority NY/NJ, 152nd Series[1]	5.750	11/01/2030	05/01/2018	A	11,371,879
10,000,000	Port Authority NY/NJ, 169th Series[1]	5.000	10/15/2036	10/15/2021	A	11,218,300
7,005,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2025	04/01/2022	A	8,014,981
10,000,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2028	04/01/2022	A	11,318,700
13,075,000	Port Authority NY/NJ, 172nd Series[1]	5.000	10/01/2030	04/01/2022	A	14,726,896
12,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2026	09/01/2024	A	14,674,250
7,500,000	Port Authority NY/NJ, 185th Series[1]	5.000	09/01/2027	09/01/2024	A	8,767,950
3,775,000	Port Authority NY/NJ, 186th Series[1]	5.000	10/15/2031	10/15/2024	A	4,373,149
7,000,000	Port Authority NY/NJ, 205th Series[1]	5.000	11/15/2034	11/15/2027	A	8,459,500
435,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	5.900	08/01/2020	10/29/2017	A	436,483
30,000	Rensselaer County, NY IDA (Franciscan Heights)	4.500	12/01/2019	10/29/2017	A	30,081
1,200,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2025	10/29/2017	A	1,204,152
575,000	Rockland County, NY GO1	5.000	12/15/2019	12/15/2019		616,814
575,000	Rockland County, NY GO1	5.000	12/15/2020	12/15/2020		631,298
600,000	Rockland County, NY GO1	5.000	12/15/2022	12/15/2022		680,208
10,000	Rockland County, NY Solid Waste Management Authority[1]	4.375	12/15/2020	10/29/2017	A	10,028
135,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	10/29/2017	A	137,606
195,000	Saratoga County, NY Capital Resource Corp. (Skidmore College)[1]	5.000	07/01/2024	07/01/2024		232,811
385,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2021	10/29/2017	A	386,267
405,000	Spring Valley, NY (Quality Redevel.)[1]	5.000	06/15/2022	10/29/2017	A	406,324
300,000	Spring Valley, NY GO1	5.000	05/01/2020	10/29/2017	A	300,972
310,000	Spring Valley, NY GO1	5.000	05/01/2021	10/29/2017	A	310,983
325,000	Spring Valley, NY GO1	5.000	05/01/2022	10/29/2017	A	326,001
335,000	Spring Valley, NY GO1	5.000	05/01/2023	10/29/2017	A	336,008
350,000	Spring Valley, NY GO1	5.000	05/01/2024	10/29/2017	A	351,022

16  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New York (Continued)
$365,000	Spring Valley, NY GO1	5.000%	05/01/2025	10/29/2017	A	$366,066
1,050,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.250	09/01/2033	03/01/2022	A	1,171,559
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2024	01/01/2023	A	348,093
920,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2025	01/01/2023	A	1,060,760
1,345,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2027	01/01/2023	A	1,531,632
300,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2028	07/01/2026	A	358,509
785,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2030	07/01/2026	A	926,606
450,000	St. Lawrence County, NY IDA (St. Lawrence University)[1]	5.000	07/01/2031	07/01/2026	A	528,291
375,000	Suffern, NY GO1	5.000	03/15/2021	03/15/2021		407,348
395,000	Suffern, NY GO1	5.000	03/15/2022	03/15/2021	A	425,285
310,000	Suffern, NY GO1	5.000	03/15/2023	03/15/2021	A	332,153
475,000	Suffern, NY GO1	5.000	03/15/2026	03/15/2021	A	501,871
400,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	09/04/2022	A	406,484
10,000	Suffolk County, NY IDA (ALIA- Civic Facility)[1]	6.000	11/01/2017	11/01/2017		10,008
200,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	11/01/2019	A	201,958
300,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	11/01/2019	A	302,937
300,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	03/31/2019	A	302,937
295,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	10/23/2017	A	295,578
295,000	Suffolk County, NY IDA (DDI)[1,2]	6.000	10/01/2020	10/23/2017	A	295,578
1,180,000	Suffolk County, NY IDA (Dowling College)	4.750	06/01/2026	07/04/2024	B	1,151,586
2,330,000	Suffolk County, NY IDA (Dowling College)[6,7]	6.700	12/01/2020	07/01/2019	B	698,837
300,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	10/23/2017	A	300,588
1,215,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500	01/01/2023	10/29/2017	A	1,215,134
200,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000	10/01/2020	10/22/2017	A	200,392
100,000	Suffolk County, NY IDA (WORCA)[1]	6.000	10/01/2020	10/23/2017	A	100,196
1,145,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2021	06/01/2021		1,279,366
2,115,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850	11/01/2031	11/20/2026	B	1,987,444

17  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$1,395,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850%		11/01/2031	11/18/2026	B	$1,310,742
15,085,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850		11/01/2031	11/24/2026	B	14,175,224
2,165,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850		11/01/2031	11/23/2026	B	2,034,234
5,110,000	Sullivan County, NY Infrastructure (Adelaar)[1]	4.850		11/01/2031	11/23/2026	B	4,801,356
75,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2020	03/01/2018	A	76,430
30,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2021	03/01/2018	A	30,572
100,000	Syracuse, NY Hsg. Authority[1]	5.400		09/01/2023	03/01/2018	A	101,906
260,000	Syracuse, NY IDA (Carousel Center)	4.892	[8]	01/01/2018	01/01/2018		256,199
2,205,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2028	01/01/2026	A	2,574,404
12,235,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2029	01/01/2026	A	14,196,515
2,350,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2031	01/01/2026	A	2,702,453
90,000	Syracuse, NY IDA (One Center Armory Garage)	6.750		12/01/2017	10/29/2017	A	90,136
1,000,000	Troy, NY IDA (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2031	09/01/2021	A	1,118,760
170,000	Ulster County, NY Res Rec[1]	5.000		03/01/2018	10/29/2017	A	170,585
10,000	Westhampton Beach, NY Union Free School District[1]	4.625		03/01/2027	10/29/2017	A	10,030
65,000	White Plains, NY HDC (Battle Hill)[1]	6.650		02/01/2025	11/27/2021	B	71,666
2,000,000	Yonkers, NY GO1	5.000		10/01/2023	10/01/2021	A	2,301,000
1,000,000	Yonkers, NY GO1	5.000		10/01/2024	10/01/2021	A	1,150,500
1,455,000	Yonkers, NY IDA (Monastery Manor Associates)[1]	5.000		04/01/2025	10/29/2017	A	1,459,249
4,830,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	5.750		06/01/2024	06/01/2019	A	5,212,826
835,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000		06/01/2029	06/01/2019	A	904,631
							1,668,193,234
Other Territory—0.0%
508,943	Public Hsg. Capital Fund Multi- State Revenue Trust I1	4.500		07/01/2022	07/01/2022		520,384
U.S. Possessions—26.6%
1,000,000	Guam Education Financing Foundation COP[1]	2.000		10/01/2017	10/01/2017		1,000,020
1,500,000	Guam Education Financing Foundation COP[1]	3.000		10/01/2018	10/01/2018		1,516,800
1,605,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2019	10/01/2019		1,700,979

18  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$100,000	Guam Government Business Privilege[1]	5.000%	11/15/2017	11/15/2017		$100,430
1,435,000	Guam Government Business Privilege[1]	5.000	01/01/2027	01/01/2022	A	1,540,487
3,255,000	Guam Government Business Privilege[1]	5.000	01/01/2028	01/01/2022	A	3,479,530
1,000,000	Guam Government Limited Obligation[1]	5.500	12/01/2019	12/01/2019		1,094,580
12,155,000	Guam International Airport Authority[1]	6.000	10/01/2023	08/01/2018	A	12,520,379
900,000	Guam Power Authority, Series A1	5.000	10/01/2019	10/01/2019		962,370
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2020	10/01/2020		1,482,286
1,350,000	Guam Power Authority, Series A1	5.000	10/01/2021	10/01/2021		1,518,723
3,185,000	Guam Power Authority, Series A1	5.000	10/01/2025	10/01/2022	A	3,635,932
2,690,000	Guam Power Authority, Series A1	5.000	10/01/2026	10/01/2022	A	3,054,038
4,000,000	Guam Power Authority, Series A1	5.000	10/01/2030	10/01/2022	A	4,492,280
15,250,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2024	07/01/2024		11,570,937
127,565,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/29/2017	A	128,637,822
52,885,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	10/29/2017	A	52,937,885
12,600,000	Puerto Rico Commonwealth GO, AGC[5]	3.180	07/01/2018	07/01/2018		12,541,914
4,400,000	Puerto Rico Commonwealth GO, AGC[5]	3.200	07/01/2019	07/01/2019		4,352,084
6,155,000	Puerto Rico Commonwealth GO, AGC[5]	3.220	07/01/2020	07/01/2020		6,052,396
400,000	Puerto Rico Commonwealth GO, FGIC[5,9]	3.220	07/01/2021	07/01/2021		292,580
165,000	Puerto Rico Commonwealth GO10	5.000	07/01/2024	07/01/2024		75,694
25,000	Puerto Rico Commonwealth GO10	5.000	07/01/2028	08/06/2026	B	11,469
1,895,000	Puerto Rico Commonwealth GO10	5.125	07/01/2031	07/01/2031		869,331
500,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2020	10/29/2017	A	501,235
2,430,000	Puerto Rico Commonwealth GO10	5.250	07/01/2021	07/01/2021		1,114,762
2,715,000	Puerto Rico Commonwealth GO10	5.250	07/01/2022	07/01/2022		1,245,506
4,795,000	Puerto Rico Commonwealth GO10	5.250	07/01/2022	07/01/2022		2,199,706
4,575,000	Puerto Rico Commonwealth GO10	5.250	07/01/2023	07/01/2023		2,098,781
270,000	Puerto Rico Commonwealth GO10	5.250	07/01/2024	07/01/2024		123,862
14,850,000	Puerto Rico Commonwealth GO10	5.250	07/01/2024	07/01/2024		6,812,437
16,785,000	Puerto Rico Commonwealth GO10	5.250	07/01/2025	07/01/2025		7,700,119
15,000	Puerto Rico Commonwealth GO10	5.250	07/01/2029	07/01/2029		6,881
6,750,000	Puerto Rico Commonwealth GO10	5.250	07/01/2032	07/01/2032		3,096,562
1,400,000	Puerto Rico Commonwealth GO10	5.375	07/01/2030	07/01/2030		642,250
1,950,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500	07/01/2019	07/01/2019		2,054,266
440,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2020	07/01/2020		470,549

19  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$13,100,000	Puerto Rico Commonwealth GO10	5.500%	07/01/2023	07/01/2023		$6,009,625
240,000	Puerto Rico Commonwealth GO10	5.500	07/01/2026	07/01/2026		110,100
10,000,000	Puerto Rico Commonwealth GO10	6.000	07/01/2029	07/01/2029		4,587,500
600,000	Puerto Rico Commonwealth GO10	6.000	07/01/2038	08/12/2036	B	275,250
150,000	Puerto Rico Convention Center Authority, FGIC[9]	5.000	07/01/2023	07/01/2023		94,595
2,001,656	Puerto Rico Electric Power Authority[10]	10.000	07/01/2019	07/01/2019		964,658
2,001,657	Puerto Rico Electric Power Authority[10]	10.000	07/01/2019	07/01/2019		964,659
1,501,242	Puerto Rico Electric Power Authority[10]	10.000	01/01/2021	01/01/2021		724,064
1,501,243	Puerto Rico Electric Power Authority[10]	10.000	07/01/2021	07/01/2021		724,275
500,414	Puerto Rico Electric Power Authority[10]	10.000	01/01/2022	01/01/2022		242,075
500,414	Puerto Rico Electric Power Authority[10]	10.000	07/01/2022	07/01/2022		242,075
28,360,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2022	07/01/2022		13,683,700
10,920,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2023	07/01/2023		5,268,900
11,490,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2024	07/01/2024		5,543,925
11,595,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2025	07/01/2025		5,594,588
24,000,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2027	07/01/2027		11,580,000
20,000,000	Puerto Rico Electric Power Authority, Series AAA[10]	5.250	07/01/2028	07/01/2028		9,650,000
4,905,000	Puerto Rico Electric Power Authority, Series CCC[10]	5.250	07/01/2028	07/01/2028		2,366,663
100,000	Puerto Rico Electric Power Authority, Series DDD[10]	5.000	07/01/2022	07/01/2022		48,250
500,000	Puerto Rico Electric Power Authority, Series PP, NPFGC	5.000	07/01/2024	10/29/2017	A	500,890
285,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2021	10/29/2017	A	288,528
50,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2022	10/29/2017	A	50,561
280,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2024	10/29/2017	A	283,139
100,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2022	10/29/2017	A	101,121
830,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2023	10/29/2017	A	839,304
12,500,000	Puerto Rico Electric Power Authority, Series WW10	5.250	07/01/2025	07/01/2025		6,031,250

20  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$10,040,000	Puerto Rico Electric Power Authority, Series ZZ10	5.000%	07/01/2018	07/01/2018		$4,844,300
5,000,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250	07/01/2018	07/01/2018		2,412,500
500,000	Puerto Rico Electric Power Authority, Series ZZ10	5.250	07/01/2026	07/01/2026		241,250
85,000	Puerto Rico HFA[1]	5.000	12/01/2020	10/29/2017	A	86,923
5,400,000	Puerto Rico Highway & Transportation Authority, AMBAC[5]	2.753	07/01/2028	07/01/2028		3,940,650
50,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2018	01/01/2018	A	50,381
90,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2022	07/01/2022		1,125
135,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2023	07/01/2023		1,687
160,000	Puerto Rico Highway & Transportation Authority, FGIC[9]	5.000	07/01/2025	07/01/2025		100,840
835,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2027	10/29/2017	A	842,665
90,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2028	07/01/2028		1,125
50,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2028	01/01/2018	A	50,138
425,000	Puerto Rico Highway & Transportation Authority[10]	5.000	07/01/2028	07/01/2028	A	5,312
100,000	Puerto Rico Highway & Transportation Authority, FGIC[9]	5.250	07/01/2017	07/01/2017		63,025
2,900,000	Puerto Rico Highway & Transportation Authority, FGIC[9]	5.250	07/01/2018	07/01/2018		1,827,725
425,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2019	10/29/2017		429,922
25,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2019	07/01/2019		312
230,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2020	07/01/2020		2,875
5,060,000	Puerto Rico Highway & Transportation Authority, FGIC[9]	5.750	07/01/2021	07/01/2021		3,189,065
7,995,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2022	07/01/2022		99,937
7,000,000	Puerto Rico Highway & Transportation Authority[10]	5.750	07/01/2024	07/01/2024		1,671,250
400,000	Puerto Rico Highway & Transportation Authority, Series G, FGIC[9]	5.250	07/01/2019	07/01/2019		252,100
100,000	Puerto Rico Highway & Transportation Authority, Series I, FGIC[9]	5.000	07/01/2023	07/01/2023		63,025

21  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$4,355,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000%	07/01/2021	07/01/2021		$1,039,756
11,000,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2022	07/01/2022		2,626,250
12,275,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2023	07/01/2023		2,930,656
12,760,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2024	07/01/2024		3,046,450
14,545,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2025	07/01/2025		3,472,619
16,725,000	Puerto Rico Highway & Transportation Authority, Series K10	5.000	07/01/2026	07/01/2026		3,993,094
780,000	Puerto Rico Infrastructure[10]	5.000	07/01/2019	07/01/2019		53,625
2,460,000	Puerto Rico Infrastructure[10]	6.000	12/15/2026	12/15/2026		1,408,350
895,000	Puerto Rico Infrastructure (Mepsi Campus)[10]	6.250	10/01/2024	08/05/2021	B	456,987
4,250,000	Puerto Rico Infrastructure Financing Authority, FGIC[9]	5.500	07/01/2023	07/01/2023		2,672,188
1,155,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2018	04/01/2018		1,158,939
1,165,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2019	04/01/2019		1,174,903
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2021	04/01/2021		656,026
650,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2022	04/01/2022		653,640
22,900,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	10/17/2024	B	21,659,736
500,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		534,940
1,970,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700	05/01/2024	08/03/2021	B	1,933,279
365,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2021	10/01/2021		307,509
415,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2022	10/01/2022		339,947
355,000	Puerto Rico ITEMECF (University Plaza), NPFGC[1]	5.625	07/01/2018	01/01/2018	A	358,774
1,875,000	Puerto Rico ITEMECF (University Plaza), NPFGC[1]	5.625	07/01/2019	01/01/2018	A	1,894,688
20,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	4.750	08/01/2022	10/29/2017	A	20,254

22  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$500,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.000%		08/01/2027	10/29/2017	A	$508,180
70,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250		08/01/2021	10/29/2017	A	70,880
9,400,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2023	08/01/2023		4,448,174
10,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250		08/01/2024	08/01/2024		4,726,800
10,245,000	Puerto Rico Municipal Finance Agency, Series C, AGC[1]	5.250		08/01/2018	08/01/2018		10,498,666
275,000	Puerto Rico Public Buildings Authority[10]	5.125		07/01/2024	02/02/2024	B	118,938
14,280,000	Puerto Rico Public Buildings Authority[10]	5.250		07/01/2029	05/03/2028	B	6,176,100
2,060,000	Puerto Rico Public Buildings Authority[10]	5.500		07/01/2021	07/01/2021		890,950
2,425,000	Puerto Rico Public Buildings Authority[10]	5.500		07/01/2024	07/01/2024		1,048,813
3,255,000	Puerto Rico Public Buildings Authority[10]	5.500		07/01/2025	07/01/2025		1,407,788
10,000,000	Puerto Rico Public Buildings Authority[10]	5.500		07/01/2026	07/01/2026		4,325,000
50,000	Puerto Rico Public Buildings Authority[10]	5.750		07/01/2017	07/01/2017		21,625
3,490,000	Puerto Rico Public Buildings Authority[10]	5.750		07/01/2022	07/01/2022		1,509,425
3,020,000	Puerto Rico Public Buildings Authority[10]	6.000		07/01/2020	07/01/2020		1,306,150
1,270,000	Puerto Rico Public Buildings Authority[10]	6.250		07/01/2023	07/01/2023		549,275
50,000	Puerto Rico Public Buildings Authority[10]	6.250		07/01/2026	07/01/2026		21,625
5,000,000	Puerto Rico Public Buildings Authority[10]	7.000		07/01/2021	07/01/2021		2,162,500
1,400,000	Puerto Rico Public Buildings Authority[10]	10.000		07/01/2034	07/01/2034		605,500
1,250,000	Puerto Rico Public Buildings Authority, AMBAC	10.000	[3]	07/01/2035	10/29/2017	A	1,359,375
205,030,000	Puerto Rico Public Finance Corp., Series A10	6.500		08/01/2028	12/12/2027	B	6,663,475
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A10	5.625		08/01/2030	08/01/2030		3,548,750
73,575,000	Puerto Rico Sales Tax Financing Corp., Series A10	6.125		08/01/2029	08/01/2029		15,358,781
9,960,000	Puerto Rico Sales Tax Financing Corp., Series C10	5.250		08/01/2041	04/19/2041	B	2,079,150
4,080,000	University of Puerto Rico	5.000		06/01/2025	06/01/2025		2,713,200
2,750,000	University of Puerto Rico	5.000		06/01/2026	06/01/2026		1,828,750
7,470,000	University of Puerto Rico, Series P	5.000		06/01/2021	06/01/2021		4,967,550

23  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$8,500,000	University of Puerto Rico, Series P	5.000%	06/01/2022	06/01/2022		$5,652,500
3,725,000	University of Puerto Rico, Series P	5.000	06/01/2024	06/01/2024		2,477,125
5,645,000	University of Puerto Rico, Series P	5.000	06/01/2030	12/23/2028	B	3,753,925
4,930,000	University of Puerto Rico, Series Q	5.000	06/01/2018	06/01/2018		3,475,650
2,490,000	University of Puerto Rico, Series Q	5.000	06/01/2019	06/01/2019		1,655,850
3,515,000	University of Puerto Rico, Series Q	5.000	06/01/2021	06/01/2021		2,337,475
8,410,000	University of Puerto Rico, Series Q	5.000	06/01/2023	06/01/2023		5,592,650
100,000	University of Puerto Rico, Series Q	5.000	06/01/2024	06/01/2024		66,500
300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	12/22/2028	B	199,500
1,500,000	V.I. Public Finance Authority[1]	5.000	09/01/2033	09/01/2025	A	1,642,500
1,425,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	4.000	10/01/2022	08/03/2019	B	1,475,944
4,000,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	4.000	10/01/2022	08/03/2019	B	2,885,400
3,380,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2023	10/29/2017	A	3,462,202
850,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2024	10/29/2017	A	870,672
3,760,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2025	10/29/2017	A	3,851,443
1,715,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2026	10/29/2017	A	1,747,551
50,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2027	10/29/2017	A	52,025
280,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000	10/01/2028	10/29/2017	A	285,314
3,450,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2017	10/01/2017		3,450,000
1,125,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2018	10/01/2018		1,013,636
6,090,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2019	10/01/2019		5,280,944
1,660,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2020	10/14/2019	B	1,347,671
1,500,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000	10/01/2027	11/18/2025	B	1,053,015
620,000	V.I. Public Finance Authority (Matching Fund Loan Note)	6.750	10/01/2037	08/08/2034	B	425,500
1,100,000	V.I. Public Finance Authority, Series A2	5.000	10/01/2018	04/06/2018	B	991,111
9,285,000	V.I. Public Finance Authority, Series A	5.000	10/01/2024	11/07/2022	B	6,691,607

24  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$20,000	V.I. Public Finance Authority, Series C	5.000%	10/01/2022	09/22/2021	B	$14,825
1,110,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	10/29/2020	B	1,105,704
100,000	V.I. Water & Power Authority	4.500	07/01/2020	10/29/2017	A	100,168
125,000	V.I. Water & Power Authority	4.500	07/01/2028	10/29/2017	A	125,205
225,000	V.I. Water & Power Authority	5.000	07/01/2018	10/29/2017	A	225,475
125,000	V.I. Water & Power Authority	5.000	07/01/2019	10/29/2017	A	125,266

						575,198,072

Total Municipal Bonds and Notes (Cost $2,712,861,357)						2,243,911,690

Shares
Common Stock—0.3%
2,137	CMS Liquidating Trust[7,11,12] (Cost $6,838,400)					5,823,325

Principal Amount		Coupon	Maturity
Corporate Bond and Note—0.1%
$1,395,000	Dowling College, NY, Series 2015 Taxable Revenue Bond (Cost $1,395,000)[6,7]	7.500	06/15/2018			1,325,250

Total Investments, at Value (Cost $2,721,094,757)—104.3%						2,251,060,265
Net Other Assets (Liabilities)—(4.3)						(91,943,162)

Net Assets—100.0%						$2,159,117,103

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

5. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

25  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

10. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

11. Non-income producing security.

12. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AGC	Assured Guaranty Corp.
ALIA	Alliance of Long Island Agencies
AMBAC	AMBAC Indemnity Corp.
ARC	Assoc. of Retarded Citizens
BFCC	Brookdale Family Care Center
COP	Certificates of Participation
CPW	Cerebral Palsy of Westchester
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
EFC	Environmental Facilities Corp.
FGIC	Financial Guaranty Insurance Co.
FHH	Forest Hills Hospital
FrankHosp	Franklin Hospital
FRC	Franziska Racker Centers
GCH	Glen Cove Hospital
GO	General Obligation
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
HQS	Health Quest System
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NDH	Northern Dutchess Hospital
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NPFGC	National Public Finance Guarantee Corp.
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City

26  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (continued)

NYS	New York State
NYU	New York University
PHCtr	Putnam Hospital Center
PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCP	United Creative Program
UCPANYS	United Cerebral Palsy Association of New York State
UCPHCAS	United Cerebral Palsy and handicapped Children’s Association of Syracuse
UDC	Urban Development Corporation
USBFCC	Urban Strategies Brookdale Family Care Center
V.I.	United States Virgin Islands
VBHosp	Vassar Brothers Hospital
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.

27  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS September 30, 2017 Unaudited

1. Organization

Oppenheimer Rochester Limited Term New York Municipal Fund (the “Fund”), a series of Rochester Portfolio Series, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades

28  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

2. Securities Valuation (Continued)

may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about

29  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$1,667,494,397	$698,837	$1,668,193,234
Other Territory	—	520,384	—	520,384
U.S. Possessions	—	575,198,072	—	575,198,072
Corporate Bond and Note	—		1,325,250	1,325,250
Common Stock	—	—	5,823,325	5,823,325

Total Assets	$—	$2,243,212,853	$7,847,412	$2,251,060,265

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$6,380,997	$(1,206,572)	$1,206,572	$(6,380,997)

Total Assets	$6,380,997	$(1,206,572)	$1,206,572	$(6,380,997)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market

30  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities

31  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate

32  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $48,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semi annual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $113,364,065 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $48,250,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 11,485,000	NYC GO Tender Option Bond Series 2015-XF2155 Trust[3]	8.588%	8/1/26	$15,558,040

33  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$9,380,000	NYC GO Tender Option Bond Series 2015-XF2155-2 Trust[3]	8.588%	8/1/20	$12,706,523
13,045,000	NYC GO Tender Option Bond Series 2015-XF2155-3 Trust[3]	8.588	8/1/27	17,550,743
14,345,000	NYC GO Tender Option Bond Series 2015-XF2155-4 Trust[3]	8.587	8/1/27	19,298,759

				$65,114,065

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semi annual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $48,250,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price

34  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

3. Investments and Risks (Continued)

and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$5,320,000

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

    In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

35  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Information concerning securities not accruing interest at period end is as follows:

Cost	$665,677,241
Market Value	$176,712,222
Market Value as % of Net Assets	8.18%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

36  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

37  OPPENHEIMER ROCHESTER LIMITED TERM NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Portfolio Series

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/14/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	11/14/2017